Significant Accounting Policies in Accordance with IFRS 9 and IFRS 17	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Significant Accounting Policies in Accordance with IFRS 9 and IFRS 17
Note 25    Significant accounting policies in accordance with IFRS 9 and IFRS 17
As discussed in note 2 “Accounting and Reporting Changes”, the Company adopted IFRS 9 (“Financial Instruments”) and IFRS 17 (“Insurance Contracts”) as a replacement of IAS 39 and IFRS 4 effective January 1, 2023. The Consolidated Financial Statements starting from January 1, 2023, and any required comparatives, will be prepared in accordance with the new standards. This note outlines the Company’s accounting policies on invested assets, derivatives and hedging instruments that are in accordance with IFRS 9, as well as the accounting policies on insurance contract liabilities and reinsurance contract assets that are in accordance with IFRS 17. Refer to note 2 for adoption impacts of IFRS 9 and IFRS 17.
Invested assets
Invested assets are recognized initially at fair value plus, in the case of investments not at FVTPL, directly attributable transaction costs. Invested assets that are considered financial instruments are classified as fair value through other comprehensive income (“FVOCI”), fair value through profit or loss (“FVTPL”) or as amortized cost. The Company determines the classification of its financial assets at initial recognition.
The classification of invested assets which are financial instruments depends on their contractual terms and the Company’s business model for managing the assets.
The Company assesses the contractual terms of the assets to determine whether their contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. Only debt instruments may have SPPI cash flows. The most significant elements of interest within a lending arrangement are typically the consideration for the time value of money and credit risk. To make the SPPI assessment, the Company applies judgment and considers relevant factors such as prepayment and redemption rights, conversion features, and subordination of the instrument to other instruments of the issuer. Contractual terms that introduce a more than de minimis exposure to risks of not collecting principal or interest would not meet the SPPI test.
Debt instruments which qualify as having SPPI cash flows are classified as amortized cost or FVOCI based on the business model under which they are held. If held within a business model whose objective is to hold the assets in order to collect contractual cash flows, they are classified as amortized cost. If held within a business model whose objective is achieved by both collecting contractual cash flows and selling the assets, they are classified as FVOCI. In either case, the company may designate them as FVTPL in order to reduce accounting mismatches with FVTPL liabilities they support. Debt instruments which fail the SPPI test are required to be measured at FVTPL. To identify the business model financial assets are held within, considerations include the business purpose of the portfolio holding them, the risks that are being managed and the business activities which manage the risks, the basis on which performance of the portfolio is being evaluated, and the frequency and significance of sales activity within the portfolio.
Realized and unrealized gains and losses on debt instruments classified as FVTPL and realized gains and losses on debt instruments held at amortized cost and FVOCI are recognized in investment income immediately. Unrealized gains and losses on FVOCI debt securities are recorded in OCI, except for unrealized gains and losses on foreign currency translation which are included in income.
Investments in equity which are financial instruments are not subject to the SPPI test and are accounted for as FVTPL unless the option to designate them as FVOCI is taken.
Valuation methods for the Company’s invested assets are described above in note 1(c). All fair value valuations are performed in accordance with IFRS 13 “Fair Value Measurement”. Disclosure of financial instruments carried at fair value within the three levels of the fair value hierarchy and disclosure of the fair value for financial instruments not carried at fair value on the Consolidated Statements of Financial Position are presented in note 4. Fair value valuations are performed by the Company and by third-party service providers. When third-party service providers are engaged, the Company performs a variety of procedures to corroborate pricing information. These procedures may include, but are not limited to, inquiry and review of valuation techniques, inputs to the valuation and vendor controls reports.
Cash and short-term securities comprise of cash, current operating accounts, overnight bank and term deposits, and fixed income securities held for meeting short-term cash commitments. Short-term securities are carried at fair value. Short-term securities are comprised of investments due to mature within one year of the date of purchase. Commercial paper and discount notes are classified as Level 2 because these securities are typically not actively traded. Net payments in transit and overdraft bank balances are included in other liabilities.
Debt securities are carried at fair value or amortized cost. Debt securities are generally valued by independent pricing vendors using proprietary pricing models incorporating current market inputs for similar instruments with comparable terms and credit quality (matrix pricing). The significant inputs include, but are not limited to, yield curves, credit risks and spreads, prepayment rates and volatility of these inputs. These debt securities are classified as Level 2 but can be Level 3 if significant inputs are market unobservable.
Public equities are comprised of common and preferred equities and are carried at fair value. Public equities are generally classified as Level 1, as fair values are normally based on quoted market prices. Realized and unrealized gains and losses on equities designated as FVTPL are recognized in investment income immediately. Unrealized gains and losses on equity securities designated as FVOCI are recorded in OCI and are never reclassified to investment income. Upon sale of an FVOCI equity security, related AOCI is reclassified to retained earnings. The Company’s risk management policies and procedures related to equities can be found in the denoted components of the “Risk Management and Risk Factors” section of the MD&A.
Mortgages are classified as Level 3 for fair value purposes due to the lack of market observability of certain significant valuation inputs.
The Company accounts for insured and uninsured mortgage securitizations as secured financing transactions since the criteria for sale accounting are not met. For these transactions, the Company continues to recognize the mortgages and records a liability in other liabilities for the amounts owed at maturity. Interest income from these mortgages and interest expense on the borrowings are recorded using the effective interest rate method.
Private placements, which include corporate loans for which there is no active market, are generally classified as Level 2 for fair value disclosure purposes or as Level 3 if significant inputs are market unobservable.
Loans to Manulife Bank of Canada (“Manulife Bank” or “Bank”) clients are carried at amortized cost and are classified as Level 2 for fair value disclosure purposes.
Interest income is recognized on debt securities, mortgages, private placements, policy loans and loans to Bank clients as it accrues and is calculated using the effective interest rate (“EIR”) method. Premiums, discounts, and transaction costs are amortized over the life of the underlying investment using the effective yield method for all debt securities as well as mortgages and private placements.
The Company records purchases and sales of invested assets on a trade date basis. Loans originated by the Company are recognized on a settlement date basis.
Real estate consists of both own use and investment property. Own use property is carried at cost less accumulated depreciation and any accumulated impairment losses, or at revalued amount which is the fair value as at the most recent revaluation date minus accumulated amortization and any accumulated impairment losses. Depreciation is calculated based on the cost of an asset less its residual value and is recognized in income on a straight-line basis over the estimated useful life ranging from 30 to 60 years. Impairment losses are recorded in income to the extent the recoverable amount is less than the carrying amount. Own use property is classified as Level 3 for fair value disclosure purposes.

Own use real estate properties which are underlying items for insurance contracts with direct participating features are measured at fair value as if they were investment properties, as permitted by IFRS 17.
An investment property is a property held to earn rental income, for capital appreciation, or both. Investment properties are measured at fair value, with changes in fair value recognized in income. Fair value of own use properties and investment properties is determined using the same processes. Fair value for properties is determined using external appraisals that are based on the highest and best use of the property. The valuation techniques include discounted cash flows, the direct capitalization method as well as comparable sales analysis and include both observable and unobservable inputs. Inputs include existing and assumed tenancies, market data from recent comparable transactions, future economic outlook and market risk assumptions, capitalization rates and internal rates of return. Investment properties are classified as Level 3 for fair value disclosure purposes.
When a property changes from own use to investment property, any gain or loss arising on the remeasurement of the property to fair value at the date of transfer is recognized in OCI, to the extent that it is not reversing a previous impairment loss. Reversals of impairment losses are recognized in income. When a property changes from investment property to own use, the property’s deemed cost for subsequent accounting is its fair value as at the date of change in use.
Other invested assets include private equity investments and property investments held in infrastructure and timber, as well as in agriculture and oil and gas sectors. Private equity investments are accounted for as associates or joint ventures using the equity method (as described in note 1(d) above) or are classified as FVTPL and carried at fair value. Timber and agriculture properties are measured at fair value with changes in fair value recognized in income, except for buildings, equipment and bearer plants which are measured at amortized cost. The fair value of other invested assets is determined using a variety of valuation techniques as described in note
4
. Other invested assets that are measured or disclosed at fair value are classified as Level 3.
Other invested assets also include investments in leveraged leases, which are accounted for using the equity method. The carrying value under the equity method reflects the amortized cost of the lease receivable and related non-recourse debt using the effective yield method.
Expected Credit Loss Impairment
The expected credit loss (“ECL”) impairment allowance model applies to invested assets which are debt instruments and measured at FVOCI or amortized cost. ECL allowances are measured under four probability-weighted macroeconomic scenarios, which measure the difference between all contractual cash flows that are due to the Company in accordance with the contract and all the cash flows that the Company expects to receive, discounted at the original EIR. This process includes consideration of past events, current market conditions and reasonable supportable information about future economic conditions. Forward-looking macroeconomic variables used within the estimation models represent variables that are the most closely related with credit losses in the relevant portfolio.
The estimation and measurement of impairment losses requires significant judgment. These estimates are driven by many elements, changes in which can result in different levels of allowances. Elements include the estimation of the amount and timing of future cash flows, the Company’s criteria for assessing if there has been a significant increase in credit risk (“SICR”), the selection of forward-looking macroeconomic scenarios and their probability weights, the application of expert credit judgment in the development of the models, inputs and, when applicable, overlay adjustments. It is the Company’s process to regularly review its models in the context of actual loss experience and adjust when necessary. The Company has implemented formal policies, procedures, and controls over all significant impairment processes.
The Company’s definitions of default and credit-impaired are based on quantitative and qualitative factors. A financial instrument is considered to be in default when significant payments of interest, principal or fees are past due for more than 90 days, unless remedial arrangements with the issuer are in place. A financial instrument may be credit impaired as a result of one or more loss events that occurred after the date of initial recognition of the instrument and the loss event has a negative impact on the estimated future cash flows of the instrument. This includes events that indicate or include: significant financial difficulty of the counterparty; a breach of contract; for economic or contractual reasons relating to the counterparty’s financial difficulty, concessions are granted that would not otherwise be considered; it is becoming probable that the counterparty will enter bankruptcy or other financial reorganization; the disappearance of an active market for that financial asset because of the counterparty’s financial difficulties; or the counterparty is considered to be in default by any of the major rating agencies such as S&P, Moody’s and

Fitch.
The ECL calculations include the following elements:

•	Probability of default (“PD”), is an estimate of the likelihood of default over a given time horizon.
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Loss given default (“LGD”), is an estimate of the loss arising on a future default. This is based on the difference between the contractual cash flows due and those that the Company expects to receive, including from collateral. It is based on credit default studies performed based on internal credit experience.

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Exposure at default (“EAD”), is an estimate of the exposure at a future default date, considering both the period of exposure and the amount of exposure at a given reporting date. The EADs are determined by modelling the range of possible exposure outcomes at various points in time, corresponding to the multiple economic scenarios. The probabilities are then assigned to each economic scenario based on the outcome of the models.

The Company measures ECLs using a three-stage approach:

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Stage 1 comprises all performing financial instruments that have not experienced an SICR since initial recognition. The determination of SICR varies by product and considers the relative change in the risk of default since origination. 12-month ECLs are recognized for all Stage 1 financial instruments.

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12-month ECLs represent the portion of lifetime ECLs that result from default events possible within 12 months of the reporting date. These expected 12-month default probabilities are applied to a forecast EAD, multiplied by the expected LGD, and discounted by the original EIR. This calculation is made for each of four macroeconomic scenarios.

•
Stage 2 comprises all performing financial instruments that have experienced an SICR since original recognition or have become 30 days in arrears for principal or interest payments, whichever happens first. When assets move to Stage 2, full lifetime ECLs are recognized, which represent ECLs that result from all possible default events over the remaining lifetime of the financial instrument. The mechanics are consistent with Stage 1, except PDs and LGDs are estimated over the remaining lifetime of the instrument instead of over the coming year. In subsequent reporting periods, if the credit risk of a financial instrument improves such that there is no longer a SICR compared to credit risk at initial recognition, the financial instrument will migrate back to Stage 1 and 12-month ECLs will be recognized; and

•
Stage 3 comprises financial instruments identified as credit-impaired. Similar to Stage 2 assets, full lifetime ECLs are recognized for Stage 3 financial instruments, but the PD is set at 100%. A Stage 3 ECL is calculated using the unpaid principal balance multiplied by LGD which reflects the difference between the asset’s carrying amount and its discounted expected future cash flows.

Interest income is calculated based on the gross carrying amount for both Stage 1 and 2 exposures. Interest income on Stage 3 financial instruments is determined by applying the EIR to the amortized cost of the instrument, which represents the gross carrying amount adjusted for any credit loss allowance.
For Stage 1 and Stage 2 exposures, an ECL is generated for each individual exposure; however, the relevant parameters are modelled on a collective basis with all collective parameters captured by the individual security level. The exposures are grouped into smaller homogeneous portfolios, based on a combination of internal and external characteristics, such as origination details, balance history, sector, geographic location, and credit history. Stage 3 ECLs are either individually or collectively assessed, depending on the nature of the instrument and impairment.
In assessing whether credit risk has increased significantly, the risk of default occurring is compared over the remaining expected life from the reporting date and as of the date of initial recognition. The assessment varies by product and risk segment. The assessment incorporates internal credit risk ratings and a combination of security-specific and portfolio-level assessments, including the incorporation of forward-looking macroeconomic data. The assessment of SICR considers both absolute and relative thresholds. If contractual payments are more than 30 days past due, the credit risk is automatically deemed to have increased significantly since initial recognition.
When estimating ECLs, the four probability-weighted macroeconomic scenarios are considered. Economic forward-looking inputs include stock price indices (“SPI”), unemployment rates (“UEs”), oil prices and the 7-10 year BBB US Corporate Index. Application of each input varies by product. Depending on their usage in the models, macroeconomic inputs are projected at the country, province, or more granular level. Each macroeconomic scenario used includes a projection of all relevant macroeconomic variables for a five-year period, subsequently reverting to long-run averages. In order to achieve an unbiased estimate, economic data used in the models is supplied by an external source. This information is compared to other publicly available forecasts, and the scenarios are assigned a probability weighting based on statistical analysis and management judgment.
The inputs and models used for calculating ECLs may not always capture all characteristics of the market at the date of the Consolidated Financial Statements.
Changes in the required ECL allowance are recorded in the provision for credit losses in the Consolidated Statements of Income. Invested assets are written off, either partially or in full, against the related allowance for credit losses when there is no realistic prospect of recovery in respect of those amounts. This is considered a (partial) derecognition of the financial asset. In subsequent periods, any recoveries of amounts previously written off are credited to the provision for credit losses.
Derivative and hedging instruments
The Company uses derivative financial instruments (“derivatives”) including swaps, forward and futures agreements, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, commodity prices and equity market prices, and to replicate permissible investments. Derivatives embedded in other financial instruments are separately recorded as derivatives when their economic characteristics and risks are not closely related to those of the host instrument, the terms of the embedded derivative are the same as those of a standalone derivative and the host instrument itself is not recorded at FVTPL. Derivatives which are separate financial instruments are recorded at fair value, and those with unrealized gains reported as derivative assets and those with unrealized losses reported as derivative liabilities.
A determination is made for each derivative as to whether to apply hedge accounting. Where hedge accounting is not applied, changes in the fair value of derivatives are recorded in investment income.
Where the Company has elected to apply hedge accounting, a hedging relationship is designated and documented at inception. Hedge effectiveness is evaluated at inception and throughout the term of the hedge. Hedge accounting is only applied when the Company expects that the risk management objective will be met and the hedging relationship will qualify for hedge accounting requirements both at inception and throughout the hedging period. The assessment of hedge effectiveness is performed at the end of each reporting period prospectively. When it is determined that the risk management objective is no longer met, a hedging relationship is no longer effective, or the hedging instrument or the hedged item ceased to exist, the Company discontinues hedge accounting prospectively. In such cases, if the derivatives are not sold or terminated, any subsequent changes in fair value of the derivatives are recognized in investment income.
For derivatives that are designated as hedging instruments, changes in fair value are recorded according to the nature of the risks being hedged, as discussed below.
In a fair value hedging relationship, changes in fair value of the hedging instruments are recorded in investment income, offsetting changes in fair value of the hedged items attributable to the hedged risk, which would otherwise not be carried at fair value through profit or loss. Hedge ineffectiveness is recognized in total investment results and arises from differences between changes in the fair values of hedging instruments and hedged items. When hedge accounting is discontinued, the carrying value of the hedged item is no longer adjusted and the cumulative fair value adjustments are amortized to total investment results over the remaining term of the hedged item unless the hedged item ceased to exist, at which time the balance is recognized immediately in total investment results.
In a cash flow hedging relationship, the effective portion of the change in the fair value of the hedging instrument is recorded in OCI while the ineffective portion is recognized in total investment results. Gains and losses in accumulated other comprehensive income (“AOCI”) are recognized in income during the same periods that the variability in the hedged cash flows or the hedged forecasted transactions are recognized in income. The reclassifications from AOCI are made to total investment results, except for total return swaps that hedge stock-based compensation awards, which are reclassified to general expenses.
Gains and losses on cash flow hedges in AOCI are reclassified immediately to total investment results when the hedged item ceased to exist or the forecasted transaction is no longer expected to occur. When a hedge is discontinued, but the hedged forecasted transaction is expected to occur, the amounts in AOCI are reclassified to total investment results in the periods during which variability in the cash flows hedged or the hedged forecasted transaction is recognized in income.
In a net investment in foreign operations hedging relationship, gains and losses relating to the effective portion of the hedge are recorded in OCI. Gains and losses in AOCI are recognized in income during the periods when gains or losses on the underlying hedged net investment in foreign operations are recognized in income upon disposal of the foreign operation.
Insurance contract liabilities and reinsurance contract assets
Classification and separation of components
Most contracts issued by the Company are considered insurance, investment, or service contracts. Contracts under which the Company accepts significant insurance risk from a policyholder are classified as insurance contracts in the Consolidated Financial Statements. A contract is considered to have significant insurance risk if, and only if, an insured event could cause an insurer to pay additional amounts that are significant in any single scenario, excluding scenarios that lack commercial substance. The additional amounts refer to the present value of amounts that exceed those that would be payable if no insured event had occurred. Contracts held by the Company under which it transfers significant insurance risk related to underlying insurance contracts to other parties are classified as reinsurance contracts. Both insurance and reinsurance contracts are accounted for in accordance with IFRS 17 “Insurance Contracts”. Contracts under which the Company does not accept significant insurance risk are either classified as investment contracts or considered service contracts and are accounted for in accordance with IFRS 9 “Financial Instruments” or IFRS 15 “Revenue from Contracts with Customers”, respectively.
Insurance contracts are classified as direct participation contracts or contracts without direct participation features based on specific criteria. Insurance contracts with direct participation features are insurance contracts that are substantially investment-related service contracts under which an entity promises an investment return based on underlying items. They are viewed as creating an obligation to pay policyholders an amount that is equal to the fair value of the underlying items, less a variable fee for service.
At inception of insurance and reinsurance contracts, the Company analyses whether they contain the following components that should be separated and accounted for under other IFRS standards: derivatives embedded within insurance contracts that are required to be separated (IFRS 9); cash flows relating to distinct investment components (IFRS 9); and promises to transfer distinct goods or distinct non-insurance services (IFRS 15). Investment components of an insurance (or reinsurance held) contract represent cash flows paid (received) in all circumstances regardless of whether an insurance event has occurred or not. Investment components are distinct if they are not interrelated with insurance component cash flows and if they could be issued on a standalone basis. The Company applies IFRS 17 to all remaining components of the insurance and reinsurance contracts.
There are three measurement models that insurance contracts can be measured under: the variable fee approach (“VFA”), the general measurement model (“GMM”) and the premium allocation approach (“PAA”). For insurance contracts with direct participation features such as participating life insurance contracts, unit linked type contracts, and variable annuity contracts the Company applies the VFA measurement model. For many group benefits contracts that have a one-year (or shorter) term of coverage, the Company generally applies the PAA measurement model. For the remainder of the Company’s insurance contracts the GMM measurement model is applied.
Level of aggregation/unit of account
Insurance contracts are aggregated into portfolios of insurance contracts which are managed together and are subject to similar risks. The Company has defined portfolios by considering various factors such as legal entities, measurement model, major product line and type of insurance risk. The portfolios of insurance contracts are further grouped into annual cohorts and by expected profitability at inception into one of three categories: onerous contracts, contracts with no significant risk of becoming onerous and other remaining contracts. Onerous contracts are those contracts that at initial inception, the Company expects to generate net outflow, without considering investment returns or the benefit of any reinsurance held.
Initial recognition and subsequent measurement
The Company includes in the measurement of a group of insurance contracts all future cash flows within the boundary of the contracts in the group. Cash flows are within the boundary of an insurance contract if they arise from substantive rights and obligations that exist during the reporting period and in which the Company can compel the policyholder to pay the premiums or has a substantive obligation to provide services to the policyholder. A substantive obligation to provide services ends when:

•	The Company has the practical ability to reassess the risks of the particular policyholder and as a result, can set a price or level of benefits that fully reflects those risks, or
•
The Company has the practical ability to reassess the risks of the portfolio of insurance contracts that contain the contract and, as a result, can set a price or level of benefits that fully reflects the risk of that portfolio, and the pricing of the premiums up to the date when the risks are reassessed does not take into account the risks that relate to periods after the reassessment date.

The Company recognizes groups of insurance contracts that it issues from the earliest of the following:

•	The beginning of the coverage period of the group of contracts,
•	The date when the first payment from a policyholder in the group is due or when the first payment is received if there is no due date, and
•	For a group of onerous contracts, as soon as facts and circumstances indicate that the group is onerous.
Insurance contracts measured under the VFA and the GMM measurement model
At initial recognition, the Company measures a group of insurance contracts as the total of: (a) fulfilment cash flows, which comprise of estimates of future cash flows, adjusted to reflect the time value of money and financial risks, and a risk adjustment for non-financial risk; and (b) a contractual service margin (“CSM”), which represents the unearned profit the Company will recognize as it provides service under the insurance contracts. For reinsurance contracts, the CSM represents the reinsurance gain or cost at initial recognition.
In determining the fulfilment cash flows, the Company uses estimates and assumptions considering a range of scenarios which have commercial substance and give a good representation of possible outcomes. The Company’s CSM is a component of the insurance asset or liability for the group of insurance contracts and results in no income at initial recognition. The unit of account for CSM is on a group of contracts basis consistent with the level of aggregation specified above. If the fulfilment cash flows are allocated to the group of insurance contracts, any previously recognized insurance acquisition cash flows and any cash flows arising from the contracts at the date of initial recognition in total are a net outflow, then the group of contracts is considered to be onerous. A loss from onerous insurance contracts is recognized in profit and loss immediately. The Company establishes the groups at initial recognition and may add contracts to the groups after the end of a reporting period, however, the Company does not reassess the composition of the groups subsequently.
In the subsequent periods, the carrying amount of a group of insurance contracts at each reporting date is the sum of the liability for remaining coverage (“LRC”) and the liability for incurred claims (“LIC”). The LRC comprises the fulfilment cash flows that relate to services to be provided in the future and any remaining CSM at that date. The LIC comprises the fulfilment cash flows for incurred claims and expenses that have not yet been paid. The fulfilment cash flows at the reporting dates are measured using the current estimates of expected cash flows and current discount rates.
The carrying amount of CSM at end of the reporting period is adjusted to reflect the following changes under the GMM for contracts without direct participation features: (a) effect of new contracts added to the group; (b) interest accreted on the carrying amount of CSM, measured at locked-in rate; (c) effect of any currency exchange differences on the CSM; (d) changes in fulfilment cash flows that relate to future services (non-financial), except for loss component; and (e) recognition of insurance revenue for services provided in the year. The CSM is recognized into insurance revenue over the duration of the group of insurance contracts based on the respective coverage units. The locked-in discount rate is the weighted average of the rates applicable at the date of initial recognition of contracts that joined a group over a 12-month period. The discount rate used for accretion of interest on the CSM is determined using the bottom-up approach.
The changes in fulfilment cash flows relating to future services (non-financial) that adjust the CSM comprise of:

•
Experience adjustments that arise from the difference between the premium receipts (and any related cash flows such as insurance acquisition cash flows and insurance premium taxes) and the expected amounts at the beginning of the period. Differences related to premiums received (or due) related to current or past services are recognized immediately in profit or loss while differences related to premiums received (or due) for future services are adjusted against the CSM.

•	Changes in estimates of the present value of future cash flows in the LRC, except those relating to the time value of money and changes in financial risk that are recognized in profit or loss and OCI.
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Differences between any investment component expected to become payable in the period and the actual investment component that becomes payable in the period. Those differences are determined by comparing (i) the actual investment component that becomes payable in the period with (ii) the payment in the period that was expected at the start of the period plus any insurance finance income or expenses related to that expected payment before it becomes payable. The same applies to a policyholder loan that becomes repayable.

•	Changes in the risk adjustment for non-financial risk that relate to future service.
A loss is created when there is an increase in fulfilment cash flows that exceeds the carrying amount of the CSM. Once a change in fulfilment cash flows reduces CSM to nil, the excess establishes a loss which is recognized in profit and loss immediately. Any subsequent decrease in the fulfilment cash flows will reverse the losses previously recognized in profit or loss. Any remaining loss will be released based on a systematic allocation of subsequent changes relating to future service in the fulfilment cash flows (refer to Presentation and Disclosure below).
For contracts with direct participation features under the VFA measurement model, the cash flows impacting policyholders and shareholders are treated differently. The change in the policyholders’ share of the fair value of underlying items does not impact CSM. The change in the effect of the time value of money and financial risk not arising from the underlying items, such as financial guarantees, adjust the CSM. The change in fulfilment cash flows that do not vary with the return of underlying items and that do not relate to future service does not impact CSM consistent with the GMM. In contrast, under the VFA measurement model, the change in the amount of shareholders’ share of the fair value of underlying items does impact CSM, except to the extent that the Company has elected the risk mitigation option. The Company uses derivatives, non-derivative financial instruments measured at fair value through profit or loss, and reinsurance contracts to mitigate the financial risk arising from interest rate guarantees in certain contracts with direct participation features. Under the risk mitigation option, the Company recognizes changes in the shareholders’ share of the underlying items and the changes in fulfilment cash flows in profit or loss or OCI instead of adjusting CSM. For groups of insurance contracts applying the VFA measurement model, in addition to those conditions (both loss recognition and reversal) previously described for groups of contracts applying the GMM, a loss in profit or loss is also recognized when declines in the shareholder’s share of fair value of underlying items exceeds the carrying value of CSM. Any subsequent increase in the shareholder’s share of fair value of underlying items will reverse the losses previously recognized in profit or loss.
Reinsurance contracts measured under the GMM measurement model
The measurement of reinsurance contracts follows the same principles as the GMM, with the following exceptions or modifications specified in this section below. Reinsurance contracts held and assumed cannot use the VFA measurement model.
The Company recognizes a group of reinsurance contracts held it has entered into from the earliest of the following:

•
The beginning of the coverage period of the group of reinsurance contracts held. However, the Company delays the recognition of a group of reinsurance contracts held that provide proportionate coverage until the date when any underlying insurance contract is initially recognized, if that date is later than the beginning of the coverage period of the group of reinsurance contracts held, and

•
The date the Company recognizes an onerous group of underlying insurance contracts if the Company entered into the related reinsurance contract held in the group of reinsurance contracts held at or before that date.

At initial recognition, the Company recognizes any net gain or net cost as a CSM in the consolidated statement of financial position, with some exceptions. If any net cost of obtaining a reinsurance contract relates to an insured event that occurred before initial recognition of any insurance contract, it is recognized immediately in profit or loss. In addition, if the underlying insurance contracts are in an onerous position, the Company is allowed to recognize a reinsurance gain immediately in profit or loss for the portion of claims that the Company expects to recover from the reinsurance, if the reinsurance held was entered into prior to or at the same time as the onerous contract. Consequently, a loss-recovery is created and adjusted for the group of reinsurance contracts. This determines the amounts that are subsequently presented in profit or loss as reversals of recoveries of losses from the reinsurance contracts and are excluded from the allocation of reinsurance premiums paid. The Company adjusts the loss-recovery to reflect changes in the loss of an onerous group of underlying insurance contracts. The carrying amount of the loss-recovery must not exceed the portion of the carrying amount of the loss of the onerous group of underlying insurance contracts that the Company expects to recover from the group of reinsurance contracts (refer to Presentation and Disclosure below).
Measurement of reinsurance contract cash flows is consistent with the underlying insurance contracts, but with an adjustment for any risk of non-performance by the reinsurer. The risk adjustment for non-financial risk is the amount of risk being transferred by the Company to the reinsurer.
Subsequently, the carrying amount of a group of reinsurance contracts at each reporting date is the sum of the asset for remaining coverage and the asset for incurred claims. The asset for remaining coverage comprises: (a) the fulfilment cash flows that relate to services that will be received under the contracts in future periods and (b) any remaining CSM at that date.
Insurance and reinsurance contracts measured under the PAA measurement model
The Company applies the PAA to all insurance contracts it issues and reinsurance contracts that it holds if the coverage period of the contract is one year or less; or the coverage period is longer than one year and the measurement of the LRC for the contracts under the PAA does not differ materially from the measurement that would be produced applying the GMM approach under possible future scenarios.
For insurance contracts, generally, the LRC is measured as the premium received at initial recognition minus any insurance acquisition cash flows at that date. There is no allowance for time value of money as the premiums are received within one year of the coverage period. Subsequently, the Company measures the carrying amount of the LRC at the end of each reporting period as: (a) the LRC balance at beginning of the period; plus (b) premium received in the period; minus (c) directly attributable acquisition costs net of related amortization (unless expensed as incurred); minus (d) amount recognized as insurance revenue for the period; minus (e) investment component paid or transferred to the LIC. The amount recognized as insurance revenue for the period is typically based on the passage of time. For the Company’s property and casualty reinsurance business, the expected pattern of release of risk during the coverage period differs significantly from the passage of time and as such the amount recognized as insurance revenue is on the basis of the expected timing of incurred service expenses.
Under the PAA measurement method, entities are permitted to either defer directly attributable acquisition costs to future periods for a group of contracts that are one year or less, or recognize the costs in profit or loss as incurred. This election can be made at the level of each group of insurance contracts. For most of the PAA products such as Canadian Group Benefit, some Canadian Affinity products, and some Asia short-term individual and group products, the Company has elected to defer directly attributable acquisition costs to future periods. Where directly attributable acquisition costs are deferred, insurance acquisition cash flows are allocated to the group of insurance contracts, in which the Company expects to recover the acquisition costs. Insurance acquisition costs arising before the recognition of the related group of contracts are recognized as an asset or contra insurance contract liability as part of the same portfolio that the related group of contracts is expected to be included. When facts and circumstances indicate the asset maybe impaired, the Company conducts impairment tests. If the asset is impaired, an impairment loss will be recognized in profit or loss.
If at any time during the coverage period, facts and circumstances indicate that a group of contracts is onerous, the Company will recognize a loss in profit or loss and an increase in the LRC to the extent that the current estimate of the fulfilment cash flows that relate to remaining coverage (including the risk adjustment for non-financial risk) exceed the carrying amount of the LRC.
The Company estimates the LIC as the fulfilment cash flows related to incurred claims. The Company does not adjust the future cash flows for the time value of money, except when claims are expected to settle more than one year after the actual claim occurs.
For reinsurance contracts held applying the PAA, the Company measures them on the same basis as insurance contracts that it issues, adapted to reflect the features of reinsurance contracts held that differ from insurance contracts issued. If a loss-recovery is created for a group of reinsurance contracts measured under the PAA, the Company adjusts the carrying amount of the asset for remaining coverage instead of adjusting the CSM.
Derecognition of insurance contracts
The Company derecognizes insurance contracts when the rights and obligations relating to the contract are extinguished (i.e., discharged, cancelled, or expired) or the contract is modified such that the modification results in a change in the measurement model, or the applicable standard for measuring a component of the contract. In such cases, the Company derecognizes the initial contract and recognizes the modified contract as a new contract.
Presentation and Disclosure
The Company presents the carrying amount of portfolios of insurance contracts that are in a net asset or liability position, and portfolios of reinsurance contracts that are in a net asset or liability position separately in the consolidated statements of financial position.
The Company separately presents the insurance service results, which comprises of insurance revenue and insurance service expenses, from investment results, which comprises of insurance finance income or expenses in the consolidated statements of income. The standard allows the option on whether to disaggregate the changes in risk adjustment between insurance service results and insurance finance income. The Company elected to disaggregate the change in risk adjustment for non-financial risk between the insurance service expenses and insurance finance income or expenses.
The insurance revenue depicts the performance of insurance services and excludes investment components. For the GMM and the VFA contracts, the insurance revenue represents the change in the LRC relating to services for which the Company expects to receive consideration, comprising of: (a) expected claims and other insurance expenses; (b) changes in risk adjustment for non-financial risk; (c) release of CSM based on coverage units; and (d) portion of premiums that relate to recovering of insurance acquisition cash flows. For contracts measured under the PAA, the insurance revenue for each period is the amount of expected premium receipts for providing services in the period.
The insurance service expenses arising from insurance contracts are recognized in profit or loss generally as they are incurred and excludes repayment of investment components. The insurance service expenses comprise of: (a) incurred claims and other insurance service expenses; (b) losses on onerous contracts and reversal of such losses; (c) adjustments to LIC; (d) amortization of insurance acquisition cash flows; and (e) impairment losses on assets for insurance acquisition cash flows, if any, and reversals of such impairment losses.
The amortization of insurance acquisition cash flows is equal to the recovery of insurance acquisition cash flows in insurance revenue for contracts measured under the GMM. For contracts measured under the PAA with deferred acquisition cash flows, the Company amortizes insurance acquisition cash flows over the duration of the group of insurance contracts based on the respective coverage units.
Net expenses from reinsurance contracts comprise of allocation of reinsurance premiums paid and the amounts expected to be recovered from reinsurers. Reinsurance cash flows that are contingent on claims on the underlying contracts are treated as part of the claims expected to be recovered from reinsurers, whereas reinsurance cash flows that are not contingent on claims on the underlying contracts (for example, some types of ceding commissions) are treated as a reduction in reinsurance premiums paid. For reinsurance contracts measured under the GMM, the allocation of reinsurance premiums paid represents the total of the changes in the asset for remaining coverage that relate to services for which the Company expects to pay consideration. For reinsurance contracts measured under the PAA, the allocation of reinsurance premiums paid is the amount of expected premium payments for receiving services in the period.
Insurance finance income or expenses comprise the change in the carrying amount of the group of insurance contracts arising from: (a) the effect of the time value of money and changes in the time value of money; and (b) the effect of financial risk and changes in financial risk.
The Company disaggregates insurance finance income or expenses on insurance contracts issued for most of its group of insurance contracts measured under the GMM between profit or loss and OCI. The impact of changes in market interest rates on the value of the life insurance and related reinsurance assets and liabilities are reflected in OCI in order to minimize accounting mismatches between the accounting for insurance assets and liabilities and supporting financial assets. The impacts from differences between current period rates and locked-in rates are presented in OCI.
The Company’s invested assets which are debt instruments (including bonds, private placements, mortgages, and loans) backing the groups of insurance contracts measured under the GMM are predominantly measured at FVOCI. As a result, the effect of the time value of money for the groups of insurance contracts and supporting fixed maturity assets are reflected in profit or loss and the effect of financial risk and changes in financial risk is reflected in OCI.
The systematic allocation of expected total insurance finance income or expenses depends on whether changes in assumptions that relate to financial risk have a substantial effect on the amount paid to the policyholder.

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For groups of insurance contracts for which changes in assumptions that relate to financial risk do not have a substantial effect on the amounts paid to the policyholder, the Company systematically allocates expected total insurance finance income or expenses over the duration of the group of contracts to profit or loss using discount rates determined on initial recognition of the group of contracts.

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For groups of insurance contracts for which changes in assumptions that relate to financial risk have a substantial effect on the amounts paid to the policyholders, the Company systematically allocates expected total insurance finance income or expenses over the duration of the group of contracts to profit or loss using an allocation that is based on the amounts credited in the period and expected to be credited in future periods for fulfilment cash flows, and using the discount rates determined on initial recognition of the group of contracts for contractual service margin.

In the event of transfer of a group of insurance contracts or derecognition of an insurance contract, the Company reclassifies any amounts that were previously recognized in OCI to profit or loss as insurance income finance or expense. There are no changes in the basis of disaggregation of insurance finance expenses between profit or loss and OCI in the period.
The Company groups contracts that are onerous at initial recognition separately from contracts in the same portfolio that are not onerous at initial recognition. Groups that were not onerous at initial recognition can also subsequently become onerous if assumptions and experience changes. The Company has established a loss component of the LRC for any onerous group representing the future losses recognized.
A loss component represents a notional record of the losses attributable to each group of onerous insurance contracts (or contracts profitable at inception that have become onerous). The loss component is released based on a systematic allocation of the subsequent changes relating to future service in the fulfilment cash flows to: (i) the loss component; and (ii) the LRC excluding the loss component. The loss component is also updated for subsequent changes relating to future service in estimates of the fulfilment cash flows and the risk adjustment for non-financial risk. The systematic allocation of subsequent changes to the loss component results in the total amounts allocated to the loss component being equal to zero by the end of the coverage period of a group of contracts (since the loss component will have been occurred in the form of incurred claims). The Company uses the proportion on initial recognition to determine the systematic allocation of subsequent changes in future cash flows between the loss component and the liability for remaining coverage excluding the loss component.
For reinsurance contracts, when the Company recognizes a loss on initial recognition of an onerous group of underlying insurance contracts or when further onerous underlying insurance contracts are added to a group, the Company establishes a loss-recovery component of the asset for remaining coverage for a group of reinsurance contracts held representing the recovery of losses.
Where a loss component has been set up subsequent to initial recognition of a group of underlying insurance contracts, the portion of income that has been recognized from related reinsurance contracts held is disclosed as a loss-recovery component.
Where a loss-recovery component has been set up at initial recognition or subsequently, the Company adjusts the loss-recovery component to reflect changes in the loss component of an onerous group of underlying insurance contracts.
The carrying amount of the loss-recovery component must not exceed the portion of the carrying amount of the loss component of the onerous group of underlying insurance contracts that the Company expects to recover from the group of reinsurance contracts. On this basis, the loss-recovery component recognized at initial recognition is reduced to zero in line with reductions in the onerous group of underlying insurance contracts and is nil when the loss component of the onerous group of underlying insurance contracts is nil.